Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Entity	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Depreciation | $	$ 279.7	$ 274.9	$ 239.8
Operating Segments | Personal Lines Segment | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages | Entity	40,000